WARRANT LIABILITY (Details 2) - Series C Warrants [Member] - $ / shares		1 Months Ended	6 Months Ended
	Oct. 03, 2023	Mar. 31, 2025	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Exercise price	$ 45.20	$ 45.20	$ 45.20
Share price	$ 39.40	$ 9.25	$ 5.39
Expected life	5 years	3 years 6 months 3 days	3 years 3 days
Expected volatility	100.70%	152.01%	93.50%
Risk free interest rate	4.80%	3.91%	3.61%
Expected dividend